Employee Benefit Plans (Reconciliation of the Beginning and Ending Balances for Investments) (Details) - Level 3 [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	$ 1.9	$ 2.3
Actual return on plan assets held	0.1	(0.3)
Foreign currency changes	(0.2)	(0.1)
Ending balance	$ 1.8	$ 1.9